Summary of Significant Accounting Policies - Identified Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2015	Nov. 30, 2014	May. 31, 2015	May. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
Impairment charges	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0